Summary of Material Accounting Policy Information (Details) - Schedule of Estimated Useful Lives of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Buildings and Structures [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	50 years
Transportation Equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Other equipment Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Bottom of range [member] | Office Equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Bottom of range [member] | Leasehold Equipment Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Top of range [member] | Office Equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Top of range [member] | Leasehold Equipment Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years